Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

For financial reporting purposes, depreciation is calculated using the straight-line method over the following estimated useful lives:

Buildings and leasehold improvements	5-40 years
Computer equipment and software	3-10 years
Office equipment, furniture, and fixtures	3-10 years
Dock, warehouse, and other equipment	5-7 years
Tractors and trailers	3-15 years
Aircraft fleet and spare parts	3-8 years

Property and equipment consisted of the following as of December 31 (in thousands):

	2017	2016
Land	$3,785	$3,189
Buildings and leasehold improvements	18,625	18,520
Computer equipment and software	55,793	47,313
Office equipment, furniture, and fixtures	5,035	6,250
Dock, warehouse, and other equipment	9,259	8,852
Tractors and trailers	144,260	147,015
Aircraft fleet and rotable spare parts	29,827	29,171

Property and equipment, gross	266,584	260,310
Less: Accumulated depreciation	(107,037)	(88,453)

Property and equipment, net	$159,547	$171,857